Submission	Nov. 19, 2025
Submission [Line Items]
Central Index Key	0001595248
Registrant Name	Genprex, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A